Financial Instruments and Derivatives - Derivatives Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets, beginning of year	$ 226.6	$ 55.6
Acquisitions through business combinations	12.0
Dispositions	19.0
Unrealized change in fair value	(56.9)	171.0
Foreign exchange	(0.9)
Derivative assets, end of year	199.8	226.6
Derivative assets, end of year	255.0	235.3
Derivative liabilities, end of year	(55.2)	(8.7)
Commodity contracts
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets, beginning of year	14.0	(154.4)
Acquisitions through business combinations	12.0
Dispositions	19.0
Unrealized change in fair value	129.4	168.4
Foreign exchange	(0.9)
Derivative assets, end of year	173.5	14.0
Derivative assets, end of year	176.5	22.6
Derivative liabilities, end of year	(3.0)	(8.6)
Interest rate swap contract
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets, beginning of year	6.7	5.6
Acquisitions through business combinations	0.0
Dispositions	0.0
Unrealized change in fair value	(3.4)	1.1
Foreign exchange	0.0
Derivative assets, end of year	3.3	6.7
Derivative assets, end of year	3.3	6.7
Derivative liabilities, end of year	0.0	0.0
Foreign exchange
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets, beginning of year	175.0	170.6
Acquisitions through business combinations	0.0
Dispositions	0.0
Unrealized change in fair value	(153.6)	4.4
Foreign exchange	0.0
Derivative assets, end of year	21.4	175.0
Derivative assets, end of year	72.2	175.1
Derivative liabilities, end of year	(50.8)	(0.1)
Equity Contracts
Derivative Assets and Liabilities, At Fair Value [Roll Forward]
Derivative assets, beginning of year	30.9	33.8
Acquisitions through business combinations	0.0
Dispositions	0.0
Unrealized change in fair value	(29.3)	(2.9)
Foreign exchange	0.0
Derivative assets, end of year	1.6	30.9
Derivative assets, end of year	3.0	30.9
Derivative liabilities, end of year	$ (1.4)	$ 0.0